Commitments and Contingencies - Schedule of other contractual obligation related to bank debt and interest (Parenthetical) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Revolving Facility [member]
Commitments and Contingencies [Line Items]
Borrowings	$ 497.5
Revolving Facility [member] | Secured Overnight Financing Rate Data [Member] | Bottom of Range [member]
Commitments and Contingencies [Line Items]
Borrowings, adjustment to interest rate basis	1.875%
Revolving Facility [member] | Secured Overnight Financing Rate Data [Member] | Top of Range [member]
Commitments and Contingencies [Line Items]
Borrowings, adjustment to interest rate basis	3.50%
Undrawn Revolving Facility [Member] | Secured Overnight Financing Rate Data [Member] | Bottom of Range [member]
Commitments and Contingencies [Line Items]
Standby fee percentage on undrawn portion of revolving facility	0.4219%
Undrawn Revolving Facility [Member] | Secured Overnight Financing Rate Data [Member] | Top of Range [member]
Commitments and Contingencies [Line Items]
Standby fee percentage on undrawn portion of revolving facility	0.7875%